Consolidated Statements of Comprehensive Income ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Statement of comprehensive income [abstract]
Net income for the year	¥ 1,850	$ 284	¥ 630	¥ 10,562
Items that will not be reclassified to statement of income:
Changes in fair value of financial assets through other comprehensive income	(56)	(9)	(544)	(1,050)
Tax effect on changes in fair value of financial assets through other comprehensive income	(2)		14	(1,129)
Changes in fair value of financial assets through other comprehensive income, net of tax	(58)	(9)	(530)	(2,179)
Remeasurement of net defined benefit liability, net of tax	6	1	14	20
Items that will not be reclassified to statement of income	(52)	(8)	(516)	(2,159)
Item that may be reclassified subsequently to statement of income:
Currency translation differences	(178)	(27)	153	60
Other comprehensive income for the year, net of tax	(230)	(35)	(363)	(2,099)
Total comprehensive income for the year	1,620	249	267	8,463
Total comprehensive income attributable to:
Equity shareholders of the Company	1,598	246	262	¥ 8,463
Non-controlling interests	¥ 22	$ 3	¥ 5